Share-based payments - Schedule of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Mar. 29, 2026 shares $ / shares	Mar. 30, 2025 shares	Mar. 31, 2024 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)	5,751,224	4,757,953	4,608,777
Weighted average remaining life in years, options outstanding	6 years 7 months 6 days
Number of options exercisable (in shares)	3,143,805
Weighted average remaining life in years, options exercisable	5 years 2 months 12 days
$8.94
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 8.94
Number of options outstanding (in shares)	11,111
Weighted average remaining life in years, options outstanding	9 months 18 days
Number of options exercisable (in shares)	11,111
Weighted average remaining life in years, options exercisable	9 months 18 days
$14.14
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 14.14
Number of options outstanding (in shares)	4,712
Weighted average remaining life in years, options outstanding	8 years 10 months 24 days
Number of options exercisable (in shares)	1,178
Weighted average remaining life in years, options exercisable	8 years 10 months 24 days
$14.29
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 14.29
Number of options outstanding (in shares)	2,565
Weighted average remaining life in years, options outstanding	7 years 7 months 6 days
Number of options exercisable (in shares)	1,282
Weighted average remaining life in years, options exercisable	7 years 7 months 6 days
$14.31
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 14.31
Number of options outstanding (in shares)	18,606
Weighted average remaining life in years, options outstanding	8 years 4 months 24 days
Number of options exercisable (in shares)	4,652
Weighted average remaining life in years, options exercisable	8 years 4 months 24 days
$14.39
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 14.39
Number of options outstanding (in shares)	211,884
Weighted average remaining life in years, options outstanding	8 years 4 months 24 days
Number of options exercisable (in shares)	52,972
Weighted average remaining life in years, options exercisable	8 years 4 months 24 days
$16.16
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 16.16
Number of options outstanding (in shares)	53,238
Weighted average remaining life in years, options outstanding	9 years 10 months 24 days
Number of options exercisable (in shares)	0
Weighted average remaining life in years, options exercisable	0 years
$16.21
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 16.21
Number of options outstanding (in shares)	519,884
Weighted average remaining life in years, options outstanding	7 years 10 months 24 days
Number of options exercisable (in shares)	207,954
Weighted average remaining life in years, options exercisable	7 years 10 months 24 days
$16.82
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 16.82
Number of options outstanding (in shares)	1,101,857
Weighted average remaining life in years, options outstanding	9 years 1 month 6 days
Number of options exercisable (in shares)	0
Weighted average remaining life in years, options exercisable	0 years
$18.98
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 18.98
Number of options outstanding (in shares)	648,406
Weighted average remaining life in years, options outstanding	8 years 1 month 6 days
Number of options exercisable (in shares)	162,846
Weighted average remaining life in years, options exercisable	8 years 1 month 6 days
$22.24
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 22.24
Number of options outstanding (in shares)	471,454
Weighted average remaining life in years, options outstanding	7 years 1 month 6 days
Number of options exercisable (in shares)	235,916
Weighted average remaining life in years, options exercisable	7 years 1 month 6 days
$23.64
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 23.64
Number of options outstanding (in shares)	42,576
Weighted average remaining life in years, options outstanding	1 year 4 months 24 days
Number of options exercisable (in shares)	42,576
Weighted average remaining life in years, options exercisable	1 year 4 months 24 days
$23.77
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 23.77
Number of options outstanding (in shares)	12,285
Weighted average remaining life in years, options outstanding	6 years 2 months 12 days
Number of options exercisable (in shares)	9,214
Weighted average remaining life in years, options exercisable	6 years 2 months 12 days
$24.64
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 24.64
Number of options outstanding (in shares)	954,097
Weighted average remaining life in years, options outstanding	6 years 1 month 6 days
Number of options exercisable (in shares)	715,555
Weighted average remaining life in years, options exercisable	6 years 1 month 6 days
$30.73
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 30.73
Number of options outstanding (in shares)	40,707
Weighted average remaining life in years, options outstanding	1 year 2 months 12 days
Number of options exercisable (in shares)	40,707
Weighted average remaining life in years, options exercisable	1 year 2 months 12 days
$31.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 31.79
Number of options outstanding (in shares)	35,622
Weighted average remaining life in years, options outstanding	1 year 7 months 6 days
Number of options exercisable (in shares)	35,622
Weighted average remaining life in years, options exercisable	1 year 7 months 6 days
$33.97
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 33.97
Number of options outstanding (in shares)	488,196
Weighted average remaining life in years, options outstanding	4 years 2 months 12 days
Number of options exercisable (in shares)	488,196
Weighted average remaining life in years, options exercisable	4 years 2 months 12 days
$45.34
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 45.34
Number of options outstanding (in shares)	20,633
Weighted average remaining life in years, options outstanding	3 years 2 months 12 days
Number of options exercisable (in shares)	20,633
Weighted average remaining life in years, options exercisable	3 years 2 months 12 days
$48.93
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 48.93
Number of options outstanding (in shares)	442,709
Weighted average remaining life in years, options outstanding	5 years 2 months 12 days
Number of options exercisable (in shares)	442,709
Weighted average remaining life in years, options exercisable	5 years 2 months 12 days
$50.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 50.00
Number of options outstanding (in shares)	250,000
Weighted average remaining life in years, options outstanding	4 years 2 months 12 days
Number of options exercisable (in shares)	250,000
Weighted average remaining life in years, options exercisable	4 years 2 months 12 days
$63.03
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 63.03
Number of options outstanding (in shares)	287,015
Weighted average remaining life in years, options outstanding	3 years
Number of options exercisable (in shares)	287,015
Weighted average remaining life in years, options exercisable	3 years
$83.53
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 83.53
Number of options outstanding (in shares)	133,667
Weighted average remaining life in years, options outstanding	2 years 2 months 12 days
Number of options exercisable (in shares)	133,667
Weighted average remaining life in years, options exercisable	2 years 2 months 12 days